Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2018
Foreign Currency Assets And Liabilities
Schedule of foreign currency assets and liabilities
Item / Currency (1)	Amount (2)	Exchange rate (3)	Total as of 06.30.18	Amount (2)	Exchange rate (3)	Total as of 06.30.17
Assets
Trade and other receivables
US Dollar	42	28.750	1,202	35	16.530	572
Euros	5	33.540	179	9	18.848	172
Receivables with related parties:
US Dollar	51	28.850	1,466	52	16.630	855
Total trade and other receivables			2,847			1,599
Restricted assets
US Dollar	-	28.750	-	2	16.530	41
Total Restricted assets			-			41
Investments in financial assets
US Dollar	125	28.750	3,592	61	16.530	1,014
Pounds	1	37.904	39	1	21.486	18
Investments with related parties:
US Dollar	12	28.850	343	20	16.630	324
Total investments in financial assets			3,974			1,356
Derivative financial instruments
US Dollar	1	28.750	32	1	16.530	10
Derivative financial instruments with related parties:
US Dollar	-	28.850	-	2	16.630	26
Total Derivative financial instruments			32			36
Cash and cash equivalents
US Dollar	269	28.750	7,734	318	16.530	5,250
Euros	2	33.540	66	3	18.848	49
New Israel Shekel	-	7.890	-	-	4.770	1
Total Cash and cash equivalents			7,800			5,300
Total Assets			14,653			8,332

Liabilities
Trade and other payables
US Dollar	104	28.850	3,007	57	16.630	955
Euros	3	33.729	88	1	19.003	19
Payables to related parties:
US Dollar	1	28.850	25	1	16.630	21
Total Trade and other payables			3,120			995
Borrowings
US Dollar	868	28.850	25,029	1,123	16.630	18,683
Total Borrowings			25,029			18,683
Total Liabilities			28,149			19,678

(1)   Stated in millions of units in foreign currency. Considering foreign currencies those that differ from each Group’s functional currency at each year-end.

(2)   Exchange rate as of June 30, of each year according to Banco Nación Argentina records.

(3)   The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 13).